STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					3 Months Ended	12 Months Ended
	Nov. 25, 2024	Sep. 11, 2024	Sep. 09, 2024	Nov. 21, 2023	Nov. 30, 2024	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	May 31, 2026	Apr. 12, 2024	Dec. 20, 2021	Dec. 16, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						250,000,000	250,000,000		250,000,000			75,000,000
Common stock, par value						$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001
Reverse stock split description		1-for-4 reverse stock split	1:4 Reverse Stock Split			1:4 Reverse Stock Split, each 4 pre-split
Common stock, shares issued			25,685,591			27,180,631	25,685,591		27,180,631		101,779,323
Common stock, shares outstanding						27,180,631	25,685,591		27,180,631		101,779,323
Consulting Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares	815,419
Percentage of consideration for services	3.00%
15 Referral Agents [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares				52,107			52,107
Two Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, service				5,500
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares	679,516
Percentage of consideration for services	2.50%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized												1,000,000,000
Issuance of shares							93,455
Number of shares issued, service					1,494,935	1,494,935	14,402
Common stock, shares issued							102,742,362
Common Stock [Member] | Series of Offerings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares							373,822
Shares Issued, Price Per Share							$ 2.50
Gross proceeds from common stock								$ 934,534